Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory
Inventory at December 31, 2018 and 2019 was as follows (in thousands):

	December 31,
	2018	2019
Refined products	$92,751	$96,128
Liquefied petroleum gases	46,612	29,982
Transmix	28,497	39,546
Crude oil	11,220	12,714
Additives	6,655	6,029
Total inventory	$185,735	$184,399

During 2018 and 2019, we recorded lower of average cost or net realizable value adjustments of $18.5 million and $4.8 million, respectively, related to our refined products, transmix and crude oil inventories.